LVIP MFS Value Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.03%
Aerospace & Defense–4.26%
General Dynamics Corp.	43,819	$ 10,568,267
Lockheed Martin Corp.	21,981	9,702,413
Northrop Grumman Corp.	111,951	50,066,726
Raytheon Technologies Corp.	188,731	18,697,580
		89,034,986
Banks–7.35%
Citigroup, Inc.	482,012	25,739,441
JPMorgan Chase & Co.	568,763	77,533,772
PNC Financial Services Group, Inc.	134,800	24,863,860
Truist Financial Corp.	246,068	13,952,055
U.S. Bancorp	221,311	11,762,680
		153,851,808
Beverages–2.62%
Diageo PLC	627,873	31,848,564
PepsiCo, Inc.	137,576	23,027,471
		54,876,035
Building Products–2.88%
Johnson Controls International PLC	405,932	26,616,961
Masco Corp.	276,649	14,109,099
Trane Technologies PLC	127,947	19,537,507
		60,263,567
Capital Markets–7.02%
BlackRock, Inc.	40,199	30,718,870
Goldman Sachs Group, Inc.	65,388	21,584,579
KKR & Co., Inc.	199,881	11,687,042
Moody's Corp.	34,274	11,564,390
Morgan Stanley	429,322	37,522,743
Nasdaq, Inc.	189,271	33,728,092
		146,805,716
Chemicals–4.02%
DuPont de Nemours, Inc.	321,090	23,625,802
International Flavors & Fragrances, Inc.	63,108	8,287,974
PPG Industries, Inc.	221,707	29,059,137
Sherwin-Williams Co.	92,478	23,084,358
		84,057,271
Consumer Finance–1.82%
American Express Co.	203,457	38,046,459
		38,046,459
Electric Utilities–5.32%
American Electric Power Co., Inc.	166,476	16,609,311
Duke Energy Corp.	417,546	46,623,186
Southern Co.	518,694	37,610,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy, Inc.	144,731	$ 10,445,236
		111,288,235
Electrical Equipment–1.56%
Eaton Corp. PLC	214,914	32,615,349
		32,615,349
Equity Real Estate Investment Trusts–0.50%
Public Storage	26,691	10,416,963
		10,416,963
Food Products–2.05%
Archer-Daniels-Midland Co.	95,196	8,592,391
Nestle SA	263,516	34,261,998
		42,854,389
Health Care Equipment & Supplies–4.23%
Abbott Laboratories	255,622	30,255,420
†Boston Scientific Corp.	459,305	20,342,618
Medtronic PLC	341,327	37,870,231
		88,468,269
Health Care Providers & Services–3.45%
Cigna Corp.	182,843	43,811,011
McKesson Corp.	92,756	28,395,394
		72,206,405
Hotels, Restaurants & Leisure–1.00%
†Marriott International, Inc. Class A	119,125	20,936,219
		20,936,219
Household Products–1.93%
Colgate-Palmolive Co.	188,527	14,296,002
Kimberly-Clark Corp.	127,339	15,683,071
Reckitt Benckiser Group PLC	135,463	10,333,918
		40,312,991
Industrial Conglomerates–2.14%
Honeywell International, Inc.	229,958	44,745,228
		44,745,228
Insurance–10.78%
Aon PLC Class A	179,855	58,566,184
Chubb Ltd.	225,551	48,245,359
Marsh & McLennan Cos., Inc.	279,365	47,609,383
Progressive Corp.	360,459	41,088,721
Travelers Cos., Inc.	163,853	29,940,859
		225,450,506
IT Services–3.19%
Accenture PLC Class A	149,423	50,389,918
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services, Inc.	162,024	$ 16,270,450
		66,660,368
Life Sciences Tools & Services–3.52%
Danaher Corp.	106,546	31,253,138
Thermo Fisher Scientific, Inc.	71,856	42,441,747
		73,694,885
Machinery–3.07%
Illinois Tool Works, Inc.	148,299	31,053,811
Otis Worldwide Corp.	80,911	6,226,102
PACCAR, Inc.	120,592	10,620,537
Stanley Black & Decker, Inc.	116,904	16,342,010
		64,242,460
Media–3.23%
†Charter Communications, Inc. Class A	28,051	15,302,381
Comcast Corp. Class A	1,118,191	52,353,703
		67,656,084
Multi-Utilities–1.62%
Dominion Energy, Inc.	400,011	33,988,935
		33,988,935
Oil, Gas & Consumable Fuels–3.19%
ConocoPhillips	276,531	27,653,100
EOG Resources, Inc.	146,117	17,421,530
Pioneer Natural Resources Co.	86,389	21,599,842
		66,674,472
Pharmaceuticals–7.93%
Johnson & Johnson	428,539	75,949,967
Merck & Co., Inc.	395,883	32,482,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	971,497	$ 50,294,400
Roche Holding AG	18,078	7,152,772
		165,879,339
Professional Services–1.19%
Equifax, Inc.	104,797	24,847,369
		24,847,369
Road & Rail–2.88%
Canadian National Railway Co.	102,917	13,805,286
Union Pacific Corp.	170,008	46,447,886
		60,253,172
Semiconductors & Semiconductor Equipment–4.83%
Analog Devices, Inc.	91,367	15,092,001
Intel Corp.	283,275	14,039,109
NXP Semiconductors NV	104,425	19,326,979
Texas Instruments, Inc.	286,219	52,515,462
		100,973,551
Specialty Retail–1.45%
Lowe's Cos., Inc.	150,544	30,438,491
		30,438,491
Total Common Stock (Cost $1,069,512,477)		2,071,539,522

MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	17,007,987	17,007,987
Total Money Market Fund (Cost $17,007,987)		17,007,987

TOTAL INVESTMENTS–99.84% (Cost $1,086,520,464)	2,088,547,509
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	3,386,476
NET ASSETS APPLICABLE TO 37,670,236 SHARES OUTSTANDING–100.00%	$2,091,933,985

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$89,034,986	$—	$—	$89,034,986
Banks	153,851,808	—	—	153,851,808
Beverages	23,027,471	31,848,564	—	54,876,035
Building Products	60,263,567	—	—	60,263,567
Capital Markets	146,805,716	—	—	146,805,716
Chemicals	84,057,271	—	—	84,057,271
Consumer Finance	38,046,459	—	—	38,046,459
Electric Utilities	111,288,235	—	—	111,288,235
Electrical Equipment	32,615,349	—	—	32,615,349
Equity Real Estate Investment Trusts	10,416,963	—	—	10,416,963
Food Products	8,592,391	34,261,998	—	42,854,389
Health Care Equipment & Supplies	88,468,269	—	—	88,468,269
Health Care Providers & Services	72,206,405	—	—	72,206,405
Hotels, Restaurants & Leisure	20,936,219	—	—	20,936,219
Household Products	29,979,073	10,333,918	—	40,312,991
Industrial Conglomerates	44,745,228	—	—	44,745,228
Insurance	225,450,506	—	—	225,450,506
IT Services	66,660,368	—	—	66,660,368
Life Sciences Tools & Services	73,694,885	—	—	73,694,885
Machinery	64,242,460	—	—	64,242,460
Media	67,656,084	—	—	67,656,084
Multi-Utilities	33,988,935	—	—	33,988,935
Oil, Gas & Consumable Fuels	66,674,472	—	—	66,674,472
Pharmaceuticals	158,726,567	7,152,772	—	165,879,339
Professional Services	24,847,369	—	—	24,847,369
Road & Rail	60,253,172	—	—	60,253,172
Semiconductors & Semiconductor Equipment	100,973,551	—	—	100,973,551
Specialty Retail	30,438,491	—	—	30,438,491
Money Market Fund	17,007,987	—	—	17,007,987
Total Investments	$2,004,950,257	$83,597,252	$—	$2,088,547,509
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund–4